Share-Based Employee Compensation (Weighted-average Assumptions Used to Value Grants) (Details)	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 31, 2011	Mar. 23, 2013 Minimum [Member]	Dec. 28, 2013 Minimum [Member]	Dec. 29, 2012 Minimum [Member]	Mar. 23, 2013 Maximum [Member]	Dec. 28, 2013 Maximum [Member]	Dec. 29, 2012 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years 3 months		6 years 6 months	6 years 3 months	6 years 3 months	6 years 3 months	6 years 6 months	6 years 6 months	6 years 6 months
Expected stock volatility, minimum	27.90%	33.00%
Risk-free interest rate, minimum	2.00%	1.30%
Expected dividend yield during the expected term	2.80%	3.80%